UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit (loss)	€ (117,433)	€ (48,414)	€ (165,900)	€ (100,784)
Items that will not be reclassified to profit or loss	(20)	(4)	9	36
Actuarial gains and losses on retirement benefit obligations	(20)	(4)	9	36
Items that are or may be reclassified subsequently to profit or loss	(260)	348	(541)	559
Foreign currency translation differences	(260)	348	(541)	559
Other comprehensive income (loss)	(280)	344	(532)	594
Total comprehensive income (loss) for the period	€ (117,713)	€ (48,070)	€ (166,432)	€ (100,189)